Leases - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases Disclosure [Line Items]
Interest and payments	$ 18	$ 13
Real Estate [member] | Bottom Of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments	1 year
Real Estate [member] | Top of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments	10 years
Vehicles [member] | Bottom Of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments	3 years
Vehicles [member] | Top of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments	4 years
Rig Equipment [Member]
Leases Disclosure [Line Items]
Long-term drilling contracts	$ 686	$ 554
Rig Equipment [Member] | Bottom Of Range [Member]
Leases Disclosure [Line Items]
Term of operating leases under long term drilling contracts	1 year
Rig Equipment [Member] | Top of Range [Member]
Leases Disclosure [Line Items]
Term of operating leases under long term drilling contracts	5 years